Taxation (Details 3)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	66,108,000	30,042,000
Accruals	56,364,000	42,017,000
Deferred tax assets - Current	122,472,000	72,059,000
Less: valuation allowance	(10,482,000)
Total	111,990,000	72,059,000		17,793,000
Deferred tax assets - Non-current:
Depreciation of fixed assets	2,586,000	1,530,000
Impairment of license rights	12,579,000
Net operating loss carry forward	62,265,000	18,625,000
Total	77,430,000	20,155,000
Less: valuation allowance	(74,844,000)	(18,625,000)
Total	2,586,000	1,530,000		411,000
Deferred tax liabilities - Non-current:
Withholding tax on the joint venture's retained earnings		(1,455,000)
Movement of the aggregate valuation allowances for deferred assets
Balance at the beginning of the period	18,625,000	42,330,000	10,984,000
Provision (write-back) for the year	66,701,000	(23,705,000)	31,346,000
Balance at the end of the period	85,326,000	18,625,000	42,330,000
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Deferred tax liabilities not recognized in respect of retained earnings	493,000,000	313,700,000